2. Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies Tables
Depreciation and amortization over the estimated useful lives

Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets per the following table.

Category	Depreciation Term
Call center equipment	5 years
Computer and office equipment	5 years
Furniture and fixtures	7 years
Library (online)	3 years
Software	5 years
Vehicle	5 years

Reclassifications to the consolidated statements of operations

The following tables show the reclassifications to the consolidated statements of operations for the year ended December 31, 2011.

	For the Year Ended December 31, 2011
		Reclassifications
							Financial
						Courseware	Aid	Training and
	As Previously	Bad Debt		Consulting		Development	Processing	Seminars		As
	Reported	Expense		Expense		Costs	Costs	Expense		Reclassified

Costs and expenses:
Instructional costs and services	$2,493,341		$(21,200)				$(236,953)	$(35,154)				$2,200,034
Marketing and promotional	1,181,558				$(658,832)						$(7,364)		515,362
General and administrative	2,634,453		21,200		658,832		236,953		35,154		7,364		3,593,956
Depreciation and amortization	264,082												264,082
Total costs and expenses	$6,573,434												$6,573,434